FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 5:-	FAIR VALUE MEASUREMENTS

		Fair value measurements as of
Description	Fair Value Hierarchy	June 30, 2024	June 30, 2023
		Unaudited	Unaudited
Assets:
Short-term investments:
U.S. government bonds	Level 2	$32,688	$11,742